Supplemental Disclosure of Oil and Natural Gas Operations (Unaudited) (Details) - Schedule of Changes in the Standardized Measure of Discounted Future Net Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Changes in the Standardized Measure of Discounted Future Net Cash Flows [Abstract]
Balance, beginning of period (Predecessor)	$ 519,547	$ 307,409
Net change in sales and transfer prices and in production (lifting) costs related to future production	(95,981)	176,448
Sales and transfers of oil and natural gas produced during the period	(22,914)	(23,501)
Changes in estimated future development costs	(2,313)	12,926
Previously estimated development incurred during the period	7,008	2,100
Net purchases (divestitures) of reserves in place	(138,893)
Net change due to revisions in quantity estimates	(45,534)	9,217
Net change due to extensions and discoveries, and improved recovery
Accretion of discount	51,955	30,741
Timing and other differences	7,742	4,207
Standardized measure of discounted future net cash flows (Successor for 2023, Predecessor for 2022)	$ 280,618	$ 519,547